Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2011
Summary Of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 3 - Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Transfer Technology International, Corporation and its wholly owned subsidiaries. All significant intercompany accounts and transactions are eliminated in the consolidated financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amount of financial instruments, including cash and cash equivalents,  accounts payable, and accrued expenses, debt and other liabilities, approximate fair value due to their short maturities.

Revenue Recognition

Revenue is recognized when persuasive evidence of an arrangement exists, services are rendered, pricing is fixed or determinable and collectability is reasonably assured.

Recent Accounting Pronouncements

In August 2010, the FASB issued ASU No 2010-22, Accounting for Various Topics. Technical Corrections to SEC Paragraphs- An announcement made by the staff of US Securities and Exchange Commission. This Update makes changes to several of the SEC guidance literature within the Codification. Some of the changes relate to (1) Oil and Gas Exchange Offers, (2) Accounting for Divestiture of a Subsidiary or Other Business Operations, (3) Replaces “Push Down” basis accounting references with “New” basis of accounting to be used in the acquired companies financial statements, (4) Fees paid to an investment banker in connection with an acquisition or asset purchase, when the investment banker is also providing interim financing or underwriting services must be allocated between the related service and debt issue costs. The amendments in this Update are effective immediately. The Company doesn’t expect this guidance to have a significant impact on its financials since there are no changes to accounting that were not already being applied by the Company.

In July 2010, the FASB issued ASU No 2010-20, Receivables (Topic 310) – Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This Update requires additional disclosures for financing receivables, excluding short-term trade accounts receivables and or receivables measured at fair value. The new disclosures are designed to allow a user to better evaluate a company’s credit risk in the portfolio of financing receivables, how the risk is analyzed and in allowing for credit losses and the reason for the changes in the allowance for credit losses. Some of the additional disclosures required are to provide a rollforward of allowance for credit losses by portfolio segment basis, credit quality of indicators of financing receivables by class of financing receivables, the aging of financing receivables by class of financing receivable, significant purchases and sales of financing receivables by portfolio segment, amongst other requirements. The amendments in this Update are effective for reporting periods ending on or after December 15, 2010 for disclosures as of the end of the reporting period and disclosures related to activity are effective for reporting periods beginning on or after December 15, 2010 for public entities. For nonpublic entities, the disclosures are effective for annual reporting periods ending on or after December 15, 2011. Comparative disclosures for earlier reporting periods are encouraged, but

Recent Accounting Pronouncements (Continued)

not required. The Company doesn’t expect this guidance to have a significant impact on its financials since it doesn’t have any finance receivables. The receivables are short-term trade receivables.

In February 2010, the FASB issued ASU No 2010-10, Consolidation (Topic 810) – Amendments for Certain Investment Funds. This update provides for the deferral of the consolidation requirements under Topic 810 for a reporting entity’s interest in an entity 1) that has all the attributes of an investment company or 2) for which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies. The amendments are effective as of the first annual period that begins after November 15, 2009, and for interim periods within that period. The Company will adopt this Update on January 1, 2010 and it didn’t have a significant impact on the financials since the Company has no interest in investment type companies.

In February 2010, the FASB issued ASU No 2010-08, Technical Corrections to Various Topic. This update provides clarifications, eliminates inconsistencies and outdated provisions within the guidance. None of the provisions fundamentally change US GAAP, but certain clarifications regarding hedging and derivatives may cause a change in the application of that Subtopic. The amendments are effective for the first reporting beginning after issuance – June 30, 2010 for the Company. The amendments were reviewed and no items of significance were noted. As such, this update is not expected to have a significant impact on the Company’s financial statements.

In January 2010, the FASB issued ASU No 2010-06, Fair Value Measurements and Disclosures (Topic 820) Improving Disclosures about Fair Value Measurements. This update provides amendment to the codification regarding the disclosures required for fair value measurements. The key additions area as follows: 1) Disclose transfer in and out of Level 1 and 2, 2) Activity in Level 3 should show information about purchases, sales, settlements, etc on a gross basis rather than as net basis, and 3) Additional disclosures about inputs and valuation techniques. The new disclosure requirements are effective for interim and annual periods beginning after December 31, 2009, except for the gross disclosures of purchases, etc which is effective for periods beginning after December 15, 2010. The Company will adopt this Update on January 1, 2010 and doesn’t expect it will have a significant impact on the financials since there aren’t many items recorded at fair value, but additional disclosures about inputs and valuation techniques will be made.

In January 2010, the FASB issued ASU No 2010-04, Accounting for Various Topics – Technical Corrections to SEC Paragraphs. This update provides updates/corrections to various topics of the codification with regards to the SEC’s position on various matters. There is no new guidance, but adjustments to the SEC’s position on already issued updates. Some of the main topics covered are as follows: 1) Requirements for using push down accounting in an acquisition 2) appropriate balance sheet presentation of unvested, forfeitable equity instruments are issued to nonemployees as consideration for future services – these are to be treated as not issued and no entry recorded until the instruments are earned. 3) intangible assets arising from insurance contracts acquired in a business combination. The corrections are applicable for 2009 since the updates relate to already issued guidance. The main issue that may impact the Company is the accounting for unvested, forfeitable equity instruments. The Company will evaluate and determine if there are any contracts with non-employees for which equity instruments are granted and ensure they are accounted for in accordance with the update.

Income Taxes

The Company accounts for income taxes utilizing the asset and liability method. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enacted date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

Deferred Income Taxes

Deferred income taxes reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as operating loss, capital loss and tax credit carryforwards.  Deferred tax assets and liabilities are classified as current or non-current based on the classification of the related assets or liabilities for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.  Valuation allowances are established against deferred tax assets if it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates or laws is recognized in operations in the period that includes the enactment date.

Income Tax Uncertainties

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company recognizes liabilities for uncertain tax positions based on the two-step process prescribed by applicable accounting principles. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires the Company to estimate and measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as this requires the Company to determine the probability of various possible outcomes. The Company reevaluates these uncertain tax positions on a quarterly basis. This evaluation is based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, effectively settled issues under audit, and new audit activity. Such a change in recognition or measurement would result in the recognition of a tax benefit or an additional charge to the tax provision in the period. The Company recognizes interest and penalties as incurred in finance income, (expense), net in the Consolidated Statements of Operations.

Net Loss Per Share Information

Basic and diluted loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. The Company’s common stock warrants have been excluded from the diluted loss per share computation since their effect is anti-dilutive.

The following is a reconciliation of the computation for basic and diluted EPS:

	June 30,	June 30,
	2011	2010
NET LOSS	$ (453,801)	$ (566,283)

WEIGHTED AVERAGE OUTSTANDING SHARES
OF COMMON STOCK - BASIC AND DILUTED	139,006,289	30,911,287

For the six months ended June 30, 2011 and 2010 options and warrants were not included in the computation of diluted EPS because inclusion would have been anti-dilutive. Stock options were not included since none have been granted. There were 4,250,000 warrants at June 30, 2011 and 6,600,538 warrants at June 30, 2010.